INCOME TAXES - Schedule Of Tax Pool And Loss Carryover Expiration (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Canada
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	$ 247,326
Canada | Less than 1 Year
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Canada | 2021
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Canada | 2022
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Canada | 2023
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Canada | 2024
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Canada | 2026
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	8,519
Canada | 2027
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	12,918
Canada | 2028
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	11,659
Canada | 2029
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	17,679
Canada | 2030
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	15,802
Canada | 2031
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	29,646
Canada | 2032
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	14,351
Canada | 2033
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	6,177
Canada | 2034
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Canada | 2035
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	8,450
Canada | 2036
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	13,777
Canada | 2037
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	15,565
Canada | 2038
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	27,439
Canada | 2039
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	24,997
Canada | Indefinite
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	40,347
Ghana
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	872,174
Ghana | Prestea
Entity Location [Line Items]
Tax pool and loss carryover	872,200
Ghana | Wassa
Entity Location [Line Items]
Tax assessment, reduction in tax losses	29,000
Ghana | Less than 1 Year
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	63,099
Ghana | 2021
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	12,822
Ghana | 2022
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2023
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	80,486
Ghana | 2024
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	130,324
Ghana | 2026
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2027
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2028
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2029
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2030
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2031
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2032
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2033
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2034
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2035
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2036
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2037
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2038
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | 2039
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Ghana | Indefinite
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	585,443
Other
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	659
Other | Less than 1 Year
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2021
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2022
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2023
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2024
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2026
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2027
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2028
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2029
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2030
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2031
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2032
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2033
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	174
Other | 2034
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	364
Other | 2035
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	1
Other | 2036
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	120
Other | 2037
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2038
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | 2039
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	0
Other | Indefinite
Entity Location [Line Items]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	$ 0